Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
Risk Management and Strategy
Cybersecurity has been identified as one of the most significant risks in today’s business environment, and we have classified it as such within our risk management framework. Our Risk Management Policy provides an integrated vision of managing this risk, with strategies and performance monitoring regularly reported to the statutory Audit Committee and the Board of Directors, which oversee our risk management efforts. Our risk management processes are independently audited to comply with the Sarbanes-Oxley Act. These rules apply to our Group Divisions, wholly owned and controlled subsidiaries, and are recommended for entities we jointly control, affiliates, and other investments.
Our comprehensive cybersecurity risk management program is designed to safeguard the integrity of our information and maintain the resilience of our cyber environment. It includes the following measures:
•Conforming our cyber practices to internationally recognized best practice standards, aligned to the National Institute of Standards and Technology Cybersecurity Framework (NIST-CSF 2.0), including the Govern function and the core functions Identify, Protect, Detect, Respond, and Recover.
•Utilizing material components in our cybersecurity framework, such as multifactor authentication, identity governance and administration, privileged access management, network firewalls, web application firewalls, antivirus, endpoint detection and response, vulnerability assessment/management, external offensive security testing and penetration testing, threat intelligence services, security awareness training platform and Security Operations Center (24/7).
•Involving a cross-functional team responsible for day-to-day cybersecurity matters including Information Security, Privacy, Legal, Compliance, Audit, Human Resources, and Corporate teams.
•Conducting annual cybersecurity awareness training for employees, interns, contractors and executive management team involved in our systems using a security awareness training platform that includes regular phishing testing with additional reinforcement training if necessary.
•Maintaining a robust incident response plan that defines our crisis communication team with representatives from IT, Legal, Compliance, Investor Relations, Marketing, Data Protection Officer and business areas, responsible for internal communications, including reports to corporate governance structure (the Board of Directors, advisory bodies and Executive Board), and the conduct of external communications to relevant stakeholders.
•Regularly reviewing, testing, updating and approving cybersecurity processes by conducting penetration testing, external offensive security testing, vulnerability scanning and attack simulation.
•Participating in broader industry initiatives and organizations to share best practices, fight cybercrime, enhance privacy, discuss new technologies, and advance capabilities.
We also engage specialized cybersecurity and information security consulting and auditing firms to evaluate the structure and test the effectiveness of our processes, and provide training. Our cybersecurity risk management processes extend to the oversight and identification of cybersecurity risks from our association with our use of third-party service providers.
Our Information and Cybersecurity Policy outlines the key strategies we follow to safeguard our corporate information and other assets and ensure the ongoing operation of our business. Additionally, our Privacy and Data Protection Policy governs how we collect, use, and share information obtained through our websites, and adheres to LGPD.
In 2025, our business strategy, results of operations and financial condition were not materially affected by risks from cybersecurity threats, including as a result of previous cybersecurity incidents. We cannot provide assurance that they will not be materially affected in the future by such risks and any future material incidents.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]
Our comprehensive cybersecurity risk management program is designed to safeguard the integrity of our information and maintain the resilience of our cyber environment. It includes the following measures:
•Conforming our cyber practices to internationally recognized best practice standards, aligned to the National Institute of Standards and Technology Cybersecurity Framework (NIST-CSF 2.0), including the Govern function and the core functions Identify, Protect, Detect, Respond, and Recover.
•Utilizing material components in our cybersecurity framework, such as multifactor authentication, identity governance and administration, privileged access management, network firewalls, web application firewalls, antivirus, endpoint detection and response, vulnerability assessment/management, external offensive security testing and penetration testing, threat intelligence services, security awareness training platform and Security Operations Center (24/7).
•Involving a cross-functional team responsible for day-to-day cybersecurity matters including Information Security, Privacy, Legal, Compliance, Audit, Human Resources, and Corporate teams.
•Conducting annual cybersecurity awareness training for employees, interns, contractors and executive management team involved in our systems using a security awareness training platform that includes regular phishing testing with additional reinforcement training if necessary.
•Maintaining a robust incident response plan that defines our crisis communication team with representatives from IT, Legal, Compliance, Investor Relations, Marketing, Data Protection Officer and business areas, responsible for internal communications, including reports to corporate governance structure (the Board of Directors, advisory bodies and Executive Board), and the conduct of external communications to relevant stakeholders.
•Regularly reviewing, testing, updating and approving cybersecurity processes by conducting penetration testing, external offensive security testing, vulnerability scanning and attack simulation.
•Participating in broader industry initiatives and organizations to share best practices, fight cybercrime, enhance privacy, discuss new technologies, and advance capabilities.
We also engage specialized cybersecurity and information security consulting and auditing firms to evaluate the structure and test the effectiveness of our processes, and provide training. Our cybersecurity risk management processes extend to the oversight and identification of cybersecurity risks from our association with our use of third-party service providers.

Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Management Third Party Engaged [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]
Governance
Board of Directors
The Cybersecurity and Information Security Committee (“CSCI”) is an auxiliary non-statutory body to the Board of Directors created to provide direction and strategic definitions related to support, processes and compliance for cybersecurity and information security with balanced consideration of controls, business, and information technology areas.
It also aims to contribute to ensuring that we are led by principles that are in line with our corporate governance values, with guidelines that impact all interested parties.
The current format of the CSCI was approved by the Board of Directors in June 2024 to strengthen strategic oversight and governance across corporate and business areas and was amended on April 2025.
CSCI’s composition includes the Executive Director of Governance, Risk and Compliance, Executive Director of Supply, the Vice-President of Strategy, New Business and Digital Transformation, the General Director of Copel Distribuição, the General Director of Copel GeT, the Superintendent of Technology and Digital Transformation and a member of the Board of Directors as the coordinator); additional executives, including the CEO of Copel Holding, may be invited to assist decision-making when relevant.
The board of directors and statutory Audit Committee are primarily responsible for the oversight of risks from cybersecurity threats. To fulfill this responsibility, the statutory Audit Committee is responsible for ensuring the quality and efficiency of internal control and risk management systems, including the supervision of the information security strategy, with annual registration in the Report of the statutory Audit Committee (Relatório do Comitê de Auditoria Estatutário) with updates through Quarterly Reports where management informs the board on strategic key indicators, ongoing initiatives and significant incidents and their impact.
Management
The cybersecurity risk management processes described above are managed by Marcos Henrique Marçal Camillo, Chief Information Officer – CIO (Superintendent of Technology and Digital Transformation), who has six years of experience in the position and is responsible for monitoring cybersecurity performance indicators and the annual review of the Cybersecurity Program, supported by the Information Security department in prevention, detection, mitigation, and remediation of cybersecurity incidents. Structured reporting to executive leadership occurs on a regular basis (weekly or monthly) and can also take place immediately for serious incidents.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Board of Directors
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	The board of directors and statutory Audit Committee are primarily responsible for the oversight of risks from cybersecurity threats.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	The cybersecurity risk management processes described above are managed by Marcos Henrique Marçal Camillo, Chief Information Officer – CIO (Superintendent of Technology and Digital Transformation), who has six years of experience in the position